Restatement	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Restatement
Restatement

Note 20—Restatement

The Company made a determination following the completion of the Resource Report and PEA in late 2011 that it had met the requirements to transition from an exploration stage to a development stage company and accordingly began capitalizing all development related costs related to the Holbrook Project as of January 1, 2012. Prior to this date and while we were in the exploration stage, all costs related to the Holbrook Project were expensed as incurred.

The Company has now determined that its capitalization of these development related costs was not fully in accordance with U.S. GAAP and has amended and restated its September 30, 2013 consolidated financial statements to expense certain costs previously capitalized in the balance sheet accounts for Mineral Properties and Deferred Fees. The net effect of these adjustments on the September 30, 2013 balance sheet reduced the Mineral Properties account balance to $13.7 million from its previously reported balance of $45.1 million and the Deferred Fees account balance to nil from its previously reported balance of $7.3 million. With this restatement, we also reduced our previously reported expense for equity compensation related to unvested, forfeited stock options.  This resulted in a reduction of $1.4 million in our General and Administrative expenses for the six months ended September 30, 2013.

The following tables reflect the adjustment and restated amounts:

Consolidated Balance Sheet

	September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	45,140	(31,450)	13,690
Deferred fees	7,313	(7,313)	—
Total noncurrent assets	53,647	(38,763)	14,884
Total assets	56,860	(38,763)	18,097
LIABILITIES AND EQUITY
Additional paid-in capital	44,119	(6,789)	37,330
Losses accumulated in the exploration stage	(145,624)	(31,974)	(177,598)
Total shareholder’s deficit	(101,501)	(38,763)	(140,264)
Total liabilities, redeemable preferred stock and shareholders’ deficit	56,860	(38,763)	18,097

Consolidated Statement of Operations

	Three months ended September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	2,859	2,859
General and administrative	1,902	359	2,261
Off-take arrangement fee	—	(438)	(438)
Total expenses	3,652	2,780	6,432
Loss from operations	(3,652)	(2,780)	(6,432)
Net loss	(15,581)	(2,780)	(18,361)
Net loss attributable to non-controlling interest	—	—	—
Net loss attributable to Prospect Global Resources, Inc.	(15,581)	(2,780)	(18,361)
Loss per share - basic and diluted	(5.75)	(1.02)	(6.77)

Consolidated Statement of Operations

	Six Months ended September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	4,071	4,071
General and administrative	4,691	(336)	4,355
Off-take arrangement fee	—	(438)	(438)
Total expenses	9,742	3,297	13,039
Loss from operations	(9,742)	(3,297)	(13,039)
Net loss	(14,047)	(3,297)	(17,344)
Net loss attributable to Prospect Global Resources, Inc.	(14,047)	(3,297)	(17,344)
Loss per share - basic and diluted	(6.69)	(1.55)	(8.24)

Consolidated Statement of Operations

	Inception through September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	23,694	29,294
General and administrative	59,826	5,714	65,540
Off-take arrangement fee	—	7,313	7,313
Total expenses	76,443	36,721	113,164
Loss from operations	(76,443)	(36,721)	(113,164)
Net loss	(148,714)	(36,721)	(185,435)
Net loss attributable to non-controlling interest	3,090	4,747	7,837
Net loss attributable to Prospect Global Resources, Inc.	(145,624)	(31,974)	(177,598)
Loss per share - basic and diluted	(124.71)	(27.35)	(152.06)

Consolidated Statement of Cash Flows

	Six months ended September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(14,047)	(3,297)	(17,344)
Stock based compensation	1,103	(928)	175
Account payable and accrued liabilities	223	(2,187)	(1,964)
Net cash used in operating activities	(3,810)	(6,412)	(10,222)

Investing activities:
Mineral properties	(6,412)	6,412	—
Net cash used in investing activities	(6,807)	6,412	(395)

Consolidated Statement of Cash Flows

	Inception through September 30, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(148,715)	(36,720)	(185,435)
Services paid for with securities	3,695	3,877	7,572
Stock based compensation	18,648	1,517	20,165
Deferred fees	(2,288)	2,288	—
Account payable and accrued liabilities	861	4,543	5,404
Net cash used in operating activities	(33,170)	(24,495)	(57,665)

Investing activities:
Mineral properties	(27,185)	24,495	(2,690)
Net cash used in investing activities	(28,686)	24,495	(4,191)

The Company also restated the September 30, 2012 interim consolidated financial statements to expense certain costs previously capitalized in the balance sheet accounts for Mineral Properties and Deferred Fees. The details and effects of these restatements on the financial statements for the three and six months ended September 30, 2012 are outlined in the tables below. We have also included the effects of the 1 for 50 reverse stock split that occurred on September 4, 2013.

Consolidated Statement of Operations

	Three months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	5,802	5,802
General and administrative (1)	12,080	3,167	15,247
Total expenses	12,080	8,969	21,049
Loss from operations	(12,080)	(8,969)	(21,049)
Net loss	(13,951)	(8,969)	(22,920)
Net loss attributable to non-controlling interest	6	807	813
Net loss attributable to Prospect Global Resources, Inc.	(13,945)	(8,162)	(22,107)
Loss per share - basic and diluted	(12.75)	(7.46)	(20.21)

(1)   Includes warrant expense of $5,619.

Consolidated Statement of Operations

	Six Months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	11,370	11,370
General and administrative (1)	15,408	4,099	19,507
Total expenses	15,408	15,469	30,877
Loss from operations	(15,408)	(15,469)	(30,877)
Net loss	(17,279)	(15,469)	(32,748)
Net loss attributable to non-controlling interest	13	4,057	4,070
Net loss attributable to Prospect Global Resources, Inc.	(17,266)	(11,412)	(28,678)
Loss per share - basic and diluted	(18.31)	(12.10)	(30.41)

(1)   Includes warrant expense of $5,619.

Consolidated Statement of Cash Flows

	Six months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities
Net loss	(17,279)	(15,469)	(32,748)
Stock based compensation and warrant expense	8,228	2,454	10,682
Account payable	(249)	2,348	2,099
Accrued liabilities	980	1,680	2,660
Net cash used in operating activities	(5,719)	(8,987)	(14,706)

Investing activities
Mineral properties	(9,085)	8,987	(98)
Net cash used in investing activities	(9,481)	8,987	(494)

Note 19—Restatement

The Company made a determination following the completion of the Resource Report and PEA in late 2011 that it had met the requirements to transition from an exploration stage to a development stage company and accordingly began capitalizing all development related costs related to the Holbrook Project as of January 1, 2012. Prior to this date and while we were in the exploration stage, all costs related to the Holbrook Project were expensed as incurred.

The Company has now determined that its capitalization of these development related costs was not fully in accordance with U.S. GAAP and has amended and restated its March 31, 2012 and March 31, 2013 consolidated financial statements to expense certain costs previously capitalized in the balance sheet accounts for Mineral Properties and Deferred Fees. The net effect of these adjustments on the March 31, 2013 balance sheet was a reduction in the Mineral Properties account balance to $13.7 million from its previously reported balance of $40.0 million and the Deferred Fees account balance to nil from its previously reported balance of $7.8 million. With this restatement, we also reduced our previously reported expense for equity compensation related to unvested, forfeited stock options.  This resulted in a reduction of $0.6 million in our General and Administrative expenses for the year ended March 31, 2013 and nil for the year ended March 31, 2012.

Additionally, we retroactively adjusted for the change in equity as a result of the 1-for-50 reverse stock split that occurred on September 4, 2013.

The following tables reflect the adjustment and restated amounts:

Consolidated Balance Sheet

	March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	39,994	(26,304)	13,690
Deferred fees	7,751	(7,751)	—
Total noncurrent assets	48,842	(34,055)	14,787
Total assets	51,062	(34,055)	17,007
SHAREHOLDER’S DEFICIT
Common stock	73	(72)	1
Additional paid-in capital	35,641	(5,306)	30,335
Losses accumulated in exploration stage	(131,577)	(28,677)	(160,254)
Total shareholder’s deficit - Prospect Global Resources, Inc.	(95,863)	(34,055)	(129,918)
Total liabilities and shareholder’s deficit	51,062	(34,055)	17,007

Consolidated Statement of Operations

	Twelve months ended March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	18,575	18,575
General and administrative	42,737	5,721	48,458
Off-take arrangement fee	—	7,751	7,751
Total expenses	42,737	32,047	74,784
Loss from operations	(42,737)	(32,047)	(74,784)
Net loss	(51,878)	(32,047)	(83,925)
Net loss attributable to non-controlling interest	12	4,059	4,071
Net loss attributable to Prospect Global Resources, Inc.	(51,866)	(27,988)	(79,854)
Loss per share - basic and diluted	(44.91)	(24.23)	(69.14)

Consolidated Statement of Operations

	Inception through March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	19,623	25,223
General and Administrative	61,102	6,049	67,151
Off-take arrangement fee	—	7,751	7,751
Total expenses	66,702	33,423	100,125
Loss from operations	(66,702)	(33,423)	(100,125)
Net loss	(134,668)	(33,423)	(168,091)
Net loss attributable to non-controlling interest	3,090	4,747	7,837
Net loss attributable to Prospect Global Resources, Inc.	(131,578)	(28,676)	(160,254)
Loss per share - basic and diluted	(183.77)	(40.05)	(223.82)

Consolidated Statement of Cash Flows

	Twelve months ended March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(51,878)	(32,047)	(83,925)
Services paid for with securities	776	3,877	4,653
Stock based compensation	13,794	2,445	16,239
Deferred fees	(2,287)	2,287	—
Account payable	497	1,682	2,179
Accrued liabilities	(915)	4,578	3,663
Net cash used in operating activities	(17,645)	(17,178)	(34,823)

Investing activities:
Mineral properties	(18,777)	17,178	(1,599)
Net cash used in investing activities	(19,796)	17,178	(2,618)

Consolidated Statement of Cash Flows

	Inception through March 31, 2013
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(134,668)	(33,423)	(168,091)
Services paid for with securities	3,156	3,877	7,033
Stock based compensation	23,512	2,445	25,957
Deferred fees	(2,288)	2,288	—
Accounts payable	1,169	1,681	2,850
Accrued liabilities	(531)	5,049	4,518
Net cash used in operating activities	(29,360)	(18,083)	(47,443)

Investing activities:
Mineral properties	(20,773)	18,083	(2,690)
Net cash used in investing activities	(21,879)	18,083	(3,796)

Consolidated Balance Sheet

	March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	13,468	(1,377)	12,091
Total noncurrent assets	13,630	(1,377)	12,253
Total assets	25,784	(1,377)	24,407
SHAREHOLDER’S EQUITY
Common Stock	40	(40)	—
Additional paid-in capital	91,957	40	91,997
Losses accumulated in exploration stage	(79,711)	(688)	(80,400)
Total shareholder’s equity - Prospect Global Resources, Inc.	12,285	(688)	11,597
Non-controlling interest	7,923	(689)	7,234
Total shareholder’s equity	20,208	(1,377)	18,831
Total liabilities and shareholder’s deficit	25,784	(1,377)	24,407

Consolidated Statement of Operations

	Fiscal Year ending March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	4,954	1,048	6,002
General and administrative	16,877	329	17,206
Total expenses	21,831	1,377	23,208
Loss from operations	(21,831)	(1,377)	(23,208)
Net loss	(65,580)	(1,377)	(66,957)
Net loss attributable to non-controlling interest	2,702	689	3,391
Net loss attributable to Prospect Global Resources, Inc.	(62,878)	(688)	(63,566)
Loss per share - basic and diluted	(112.28)	(1.23)	(113.51)

Consolidated Statement of Operations

	Inception through March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	1,048	6,648
General and administrative	18,364	329	18,693
Total expenses	23,964	1,377	25,341
Loss from operations	(23,964)	(1,377)	(25,341)
Net loss	(82,789)	(1,377)	(84,166)
Net loss attributable to non-controlling interest	3,078	689	3,767
Net loss attributable to Prospect Global Resources, Inc.	(79,711)	(688)	(80,399)
Loss per share - basic and diluted	(172.91)	(1.49)	(174.40)

Consolidated Statement of Cash Flows

	Fiscal Year ended March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating Activities:
Net loss	(65,580)	(1,377)	(66,957)
Accrued liabilities	299	471	770
Net cash used in operating activities	(10,443)	(906)	(11,349)

Investing Activities:
Mineral Properties	(1,949)	906	(1,043)
Net cash used in investing activities	(2,030)	906	(1,124)

Consolidated Statement of Cash Flows

	Inception through March 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(82,789)	(1,377)	(84,166)
Accrued liabilities	386	471	857
Net cash used in operating activities	(11,712)	(906)	(12,618)

Investing activities:
Mineral properties	(1,997)	906	(1,091)
Net cash used in investing activities	(2,086)	906	(1,180)

The Company has also restated the June 30, 2012, September 30, 2012 and December 31, 2012 interim consolidated financial statements to expense certain costs previously capitalized in the balance sheet accounts for Mineral Properties and Deferred Fees and to adjust for certain expenses related to unvested, forfeited stock options.  As a result, the interim consolidated statements of operations for the three month periods ended June 30, 2012, September 30, 2012 and December 31, 2012 were amended and restated to expense $6.5 million, $9.0 million and $14.7 million, respectively, of costs previously capitalized. The interim consolidated statement of operations for the six month period ended September 30, 2012 and the nine month periods ended December 31, 2012 were amended and restated to expense $15.5 million and $30.2 million(1), respectively, of costs previously capitalized.  Corresponding changes were made to the interim consolidated statement of operations and the interim consolidated statements of cash flows for the periods from inception and the interim consolidated statements of cash flows for the three months ended June 30, 2012, the six months ended September 30, 2012, and the nine months ended December 31, 2012.

(1) $29.8 million net of the $0.4 million reduction in General and Administrative expenses for unvested, forfeited stock options for the nine months ended December 31, 2012.

Consolidated Balance Sheet

	June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	20,067	(7,877)	12,190
Total noncurrent assets	20,371	(7,877)	12,494
Total assets	22,071	(7,877)	14,194
SHAREHOLDER’S EQUITY
Common stock	39	(39)	—
Additional paid-in capital	86,719	39	86,758
Losses accumulated in exploration stage	(83,032)	(3,939)	(86,971)
Total shareholder’s equity - Prospect Global Resources, Inc.	4,727	(3,938)	789
Non-controlling interest	7,915	(3,939)	3,976
Total shareholder’s equity	12,642	(7,877)	4,765
Total liabilities and shareholder’s equity	22,071	(7,877)	14,194

Consolidated Statement of Operations

	Three months ended June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	5,568	5,568
General and administrative	3,328	932	4,260
Total expenses	3,328	6,500	9,828
Loss from operations	(3,328)	(6,500)	(9,828)
Net loss	(3,328)	(6,500)	(9,828)
Net loss attributable to non-controlling interest	7	3,250	3,257
Net loss attributable to Prospect Global Resources, Inc.	(3,321)	(3,250)	(6,571)
Loss per share - basic and diluted	(4.20)	(4.12)	(8.32)

Consolidated Statement of Operations

	Inception through June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	6,616	12,216
General and administrative	21,692	1,261	22,953
Total expenses	27,292	7,877	35,169
Loss from operations	(27,292)	(7,877)	(35,169)
Net loss	(86,117)	(7,877)	(93,994)
Net loss attributable to non-controlling interest	3,085	3,939	7,024
Net loss attributable to Prospect Global Resources, Inc.	(83,032)	(3,938)	(86,970)
Loss per share - basic and diluted	(164.42)	(7.80)	(172.22)

Consolidated Statement of Cash Flows

	Three months ended June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(3,328)	(6,500)	(9,828)
Accounts payable	434	1,722	2,156
Accrued liabilities	258	1,088	1,346
Net cash used in operating activities	(2,079)	(3,690)	(5,769)

Investing activities:
Mineral properties	(3,788)	3,690	(98)
Net cash used in investing activities	(8,937)	3,690	(5,247)

Consolidated Statement of Cash Flows

	Inception through June 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(86,117)	(7,877)	(93,994)
Accounts payable	1,106	1,723	2,829
Accrued liabilities	644	1,559	2,203
Net cash used in operating activities	(13,292)	(4,595)	(17,887)

Investing activities:
Mineral properties	(5,784)	4,595	(1,189)
Net cash used in investing activities	(11,523)	4,595	(6,928)

Consolidated Balance Sheet

	September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	29,036	(16,846)	12,190
Total noncurrent assets	29,638	(16,846)	12,792
Total assets	41,604	(16,846)	24,758
SHAREHOLDER’S DEFICIT
Common stock	55	(55)	—
Additional paid-in capital	1,275	(4,691)	(3,416)
Losses accumulated in exploration stage	(96,977)	(12,100)	(109,077)
Total shareholder’s (deficit) - Prospect Global Resources, Inc.	(95,646)	(16,846)	(112,492)
Total shareholder’s (deficit)	(95,646)	(16,846)	(112,492)
Total liabilities and shareholder’s deficit (deficit)	41,604	(16,846)	24,758

Consolidated Statement of Operations

	Three months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	5,802	5,802
General and administrative	12,080	3,167	15,247
Total expenses	12,080	8,969	21,049
Loss from operations	(12,080)	(8,969)	(21,049)
Net loss	(13,951)	(8,969)	(22,920)
Net loss attributable to non-controlling interest	6	807	813
Net loss attributable to Prospect Global Resources, Inc.	(13,945)	(8,162)	(22,107)
Loss per share - basic and diluted	(12.75)	(7.46)	(20.21)

Consolidated Statement of Operations

	Six Months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	11,370	11,370
General and administrative	15,408	4,099	19,507
Total expenses	15,408	15,469	30,877
Loss from operations	(15,408)	(15,469)	(30,877)
Net loss	(17,279)	(15,469)	(32,748)
Net loss attributable to non-controlling interest	13	4,057	4,070
Net loss attributable to Prospect Global Resources, Inc.	(17,266)	(11,412)	(28,678)
Loss per share - basic and diluted	(18.31)	(12.10)	(30.41)

Consolidated Statement of Operations

	Inception through September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	12,418	18,018
General and administrative	33,771	4,428	38,199
Total expenses	39,371	16,846	56,217
Loss from operations	(39,371)	(16,846)	(56,217)
Net loss	(100,068)	(16,846)	(116,914)
Net loss attributable to non-controlling interest	3,091	4,746	7,837
Net loss attributable to Prospect Global Resources, Inc.	(96,977)	(12,100)	(109,077)
Loss per share - basic and diluted	(168.66)	(21.04)	(189.70)

Consolidated Statement of Cash Flows

	Six months ended September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities
Net loss	(17,279)	(15,469)	(32,748)
Stock based compensation and warrant expense	8,228	2,454	10,682
Account payable	(249)	2,348	2,099
Accrued liabilities	980	1,680	2,660
Net cash used in operating activities	(5,719)	(8,987)	(14,706)

Investing activities
Mineral properties	(9,085)	8,987	(98)
Net cash used in investing activities	(9,481)	8,987	(494)

Consolidated Statement of Cash Flows

	Inception through September 30, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating Activities:
Net loss	(100,068)	(16,846)	(116,914)
Stock based compensation	17,946	2,454	20,400
Account payable	423	2,348	2,771
Accrued liabilities	1,365	2,151	3,516
Net cash used in operating activities	(17,430)	(9,893)	(27,323)

Investing Activities:
Mineral Properties	(11,082)	9,893	(1,189)
Net cash used in investing activities	(11,567)	9,893	(1,674)

Consolidated Balance Sheet

	December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
ASSETS
Mineral properties	35,991	(23,801)	12,190
Deferred fees	7,751	(7,751)	—
Total noncurrent assets	44,517	(31,554)	12,963
Total assets	55,304	(31,554)	23,750
SHAREHOLDER’S DEFICIT
Common stock	73	(72)	1
Additional paid-in capital	34,265	(5,046)	29,219
Losses accumulated in exploration stage	(116,727)	(26,436)	(143,163)
Total shareholder’s deficit - Prospect Global Resources, Inc.	(82,390)	(31,554)	(113,944)
Non-controlling interest	—	—	—
Total shareholder’s deficit	(82,390)	(31,554)	(113,944)
Total liabilities and shareholder’s deficit	55,304	(31,554)	23,750

Consolidated Statement of Operations

	Three months ended December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	5,646	5,646
General and administrative	15,110	937	16,047
Off-take arrangement fee	—	7,751	7,751
Total expenses	15,110	14,334	29,444
Loss from operations	(15,110)	(14,334)	(29,444)
Net loss	(19,751)	(14,334)	(34,085)
Net loss attributable to non-controlling interest	—	—	—
Net loss attributable to Prospect Global Resources, Inc.	(19,751)	(14,334)	(34,085)
Loss per share - basic and diluted	(15.36)	(11.14)	(26.50)

Consolidated Statement of Operations

	Nine Months ended December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	—	17,016	17,016
General and administrative	30,518	5,036	35,554
Off-take arrangement fee	—	7,751	7,751
Total expenses	30,518	29.803,	60,321
Loss from operations	(30,518)	(29,803)	(60,321)
Net loss	(37,030)	(29,803)	(66,833)
Net loss attributable to non-controlling interest	12	4,057	4,069
Net loss attributable to Prospect Global Resources, Inc.	(37,018)	(25,746)	(62,764)
Loss per share - basic and diluted	(34.99)	(24.33)	(59.32)

Consolidated Statement of Operations

	Inception through December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Exploration	5,600	18,064	23,664
General and administrative	48,881	5,365	54,246
Off-take arrangement fee	—	7,751	7,751
Total expenses	54,481	31,180	85,661
Loss from operations	(54,481)	(31,180)	(85,661)
Net loss	(119,819)	(31,180)	(150,999)
Net loss attributable to non-controlling interest	3,091	4,746	7,837
Net loss attributable to Prospect Global Resources, Inc.	(116,728)	(23,434)	(140,162)
Loss per share - basic and diluted	(182.10)	(36.56)	(218.66)

Consolidated Statement of Cash Flows

	Nine months ended December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities:
Net loss	(37,030)	(29,803)	(66,833)
Services paid for with securities	672	3,875	4,547
Stock based compensation	12,649	2,578	15,227
Deferred fees	(1,938)	1,938	—
Accounts payable	(1,773)	3,191	1,418
Accrued liabilities	1,781	2,780	4,561
Net cash used in operating activities	(12,650)	(15,441)	(28,091)

Investing activities:
Mineral properties	(15,539)	15,441	(98)
Net cash used in investing activities	(16,181)	15,441	(740)

Consolidated Statement of Cash Flows

	Inception through December 31, 2012
	As Reported ($000’s)	Adjustment ($000’s)	As Restated ($000’s)
Operating activities
Net loss	(119,819)	(31,180)	(150,999)
Services paid for with securities	3,052	3,876	6,928
Stock based compensation	22,367	2,578	24,945
Deferred fees	(1,938)	1,938	—
Accounts payable	(1,101)	3,191	2,090
Accrued liabilities	2,165	3,252	5,417
Net cash used in operating activities	(24,363)	(16,345)	(40,708)

Investing activities
Mineral properties	(17,535)	16,345	(1,190)
Net cash used in investing activities	(18,266)	16,345	(1,921)

Controls and Procedures

Evaluation of Disclosure Controls and Procedures (Restated)

The Company maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in its filings with the SEC is recorded, processed, summarized and reported within the time period specified in the SEC’s rules and forms, and that such information is accumulated and communicated to management, including the Company’s Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”), as appropriate, to allow timely decisions regarding required disclosure based on the definition of “disclosure controls and procedures” as defined in Rule 13a-15(e) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). In designing and evaluating the disclosure controls and procedures, management has recognized that any controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives, and management is required to apply judgment in evaluating the Company’s controls and procedures.

Prior to the filing of the Company’s Form 10-K for the fiscal year ended March 31, 2013, Company management, with the participation of the Company’s CEO and CFO, carried out an evaluation of the effectiveness of the design and operation of the Company’s disclosure controls and procedures (as defined in Rules 13a-15(e) and 15d-15(e) of the Exchange Act) as of March 31, 2013.

Based on that evaluation, the CEO and CFO concluded that the Company’s disclosure controls and procedures were effective as of March 31, 2013. Subsequently, the Company determined that there was a material weakness in its internal controls over financial reporting as of March 31, 2013 due to the restatement described below and in Note 19 to the consolidated financial statements included elsewhere in this report. As a result, the Company’s management, with the participation of the CEO and CFO, reevaluated the effectiveness of the Company’s disclosure controls and procedures as of March 31, 2013, and the CEO and CFO of the Company concluded that, because of the material weakness in the Company’s internal control over financial reporting described below, the Company’s disclosure controls and procedures were not effective as of March 31, 2013.

Management’s Report on Internal Control Over Financial Reporting (Restated)

Management of the Company is responsible for establishing and maintaining adequate internal control over financial reporting as defined in Rules 13a-15(f) and 15d-15(f) under the Exchange Act. The Company’s internal control over financial reporting is designed, under the supervision of the Company’s CEO and CFO, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (GAAP). The Company’s internal control over financial reporting includes those policies and procedures that: (i) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the Company; (ii) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with GAAP, and that receipts and expenditures of the Company are being made only in accordance with authorizations of management and directors of the Company; and (iii) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of the Company’s assets that could have a material effect on the financial statements.

All internal control systems, no matter how well designed, have inherent limitations. Therefore, even those systems determined to be effective can provide only reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with GAAP.

Prior to filing our 10-K, Company management conducted an evaluation of the effectiveness of its internal control over financial reporting as of March 31, 2013. This evaluation was based on the framework in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission. Based on the Company’s evaluation under the framework in Internal Control—Integrated Framework, our CEO and CFO had believed that our internal control over financial reporting was effective as of March 31, 2013.

Subsequent to that evaluation, in connection with the restatement discussed in Note 19 to the consolidated financial statements included elsewhere in this report, management, with the participation of our CEO and CFO, re-evaluated the effectiveness of our internal control over financial reporting and, based on the criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission, determined that the material weakness described below existed as of March 31, 2013. Accordingly, as a result of this material weakness, our CEO and CFO concluded that our internal control over financial reporting was not effective as of March 31, 2013. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the annual or interim financial statements will not be prevented or detected on a timely basis.

Management has considered the underlying causes for this Amendment, as more fully described in the Explanatory Note and in Note 19 to the consolidated financial statements included elsewhere in this report, and determined that the restatements were due to a material weakness in the Company’s internal control over financial reporting regarding the requirements under United States generally accepted accounting principles (“U.S. GAAP”) and SEC Industry Guide 7. However, management also believes the circumstances leading to the restatements were isolated incidents related to the interpretation of SEC Industry Guide 7 and specific accounting literature pertaining to unvested stock compensation under U.S. GAAP and that no further corrective action is necessary to remedy the material weakness.

There have been no changes in the Company’s internal control over financial reporting (as defined in Rules 13a-15(f) and 15d-15(f) under the Exchange Act) during the quarter ended March 31, 2013 that have materially affected, or that are reasonably likely to materially affect, the Company’s internal control over financial reporting.